Share Capital and Treasury Shares - Schedule of Share Capital (Parentheticals) (Details) - R / shares	Feb. 28, 2026	Feb. 28, 2025
Schedule of Share Capital [Abstract]
Ordinary shares, issued and fully paid (in Shares)	30,893,300	30,893,300
Ordinary shares, par value (in Rand per share)